Summary of Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Research and development tax credits	$ 30	$ 28